Investment, Related Party (Details Narrative) $ in Thousands					6 Months Ended
	Jun. 30, 2023 shares	Dec. 31, 2022 shares	Nov. 08, 2022 shares	Oct. 25, 2022 € / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:StockIssuedDuringPeriodSharesInvestmentInEquitySecurities]	6,280,396	6,446,946
[custom:AdditionalNumberOfSharesPurchasedThroughExerciseOfOptions]					3,377,346
Proceeds from Sale of Equity Securities, FV-NI | $					$ 178
Private Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share Price | € / shares				€ 1.00
Conversion of Stock, Shares Issued				157,042
[custom:StockIssuedDuringPeriodSharesInvestmentInEquitySecurities]		6,446,946	2,623,365
[custom:AdditionalNumberOfSharesPurchasedThroughExerciseOfOptions]		3,843,581
[custom:OutstandingSharesPercent-0]		10.00%